                              SEASONS SERIES TRUST
                          Supplement to the Prospectus
                               Dated July 29, 2005

ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO. Effective December 14, 2005, the primary benchmark will change from the S&P 500(R) Index to the Russell 3000(R) Index. The asset composition of the Portfolio will be modified to provide broader diversification across multiple asset classes. The blended benchmark will also be modified to reflect these changes, as listed below. Under the section titled "TRUST HIGHLIGHTS," the following chart relating to the Asset
Allocation: Diversified Growth Portfolio is replaced in its entirety with the following:

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AVERAGE ANNUAL TOTAL RETURNS                                    PAST          PAST FIVE       RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)               ONE YEAR      YEAR            INCEPTION 9
--------------------------------------------------------------------------------------------------------------
Asset Allocation:  Diversified Growth Portfolio    Class 1        9.35%        -1.29%            4.65%
--------------------------------------------------------------------------------------------------------------
                                                   Class 2        9.22%         N/A             -0.57%
--------------------------------------------------------------------------------------------------------------
                                                   Class 3        9.12%         N/A             13.42%
--------------------------------------------------------------------------------------------------------------
Russell 3000(R) Index(1) Class 1                                 11.95%        -1.16%            8.33%
--------------------------------------------------------------------------------------------------------------
                         Class 2                                 11.95%         N/A             -0.53%
--------------------------------------------------------------------------------------------------------------
                         Class 3                                 11.95%         N/A             20.33%
--------------------------------------------------------------------------------------------------------------
S&P 500(R) Index(2) Class 1                                      10.88%        -2.30%            7.94%
--------------------------------------------------------------------------------------------------------------
                    Class 2                                      10.88%         N/A             -1.39%
--------------------------------------------------------------------------------------------------------------
                    Class 3                                      10.88%         N/A             17.30%
--------------------------------------------------------------------------------------------------------------
MSCI EAFE Index(3) Class 1                                       20.25%       -1.13%             5.25%
--------------------------------------------------------------------------------------------------------------
                   Class 2                                       20.25%         N/A              2.64%
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                   Class 3                                       20.25%         N/A             26.91%
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Lehman Brothers U.S. Aggregate Index(4)   Class 1                 4.34%        7.71%             7.24%
--------------------------------------------------------------------------------------------------------------
                                          Class 2                 4.34%         N/A              7.37%
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                                          Class 3                 4.34%         N/A              4.64%
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JP Morgan Developed High Yield Index(5)   Class 1                11.25%        7.45%             6.79%*
--------------------------------------------------------------------------------------------------------------
                                          Class 2                11.25%         N/A              9.61%
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                                          Class 3                11.25%         N/A             20.04%
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MSCI Emerging Markets Free IndexSM(6)*    Class 1                25.95%        4.59%             3.13%
--------------------------------------------------------------------------------------------------------------
                                          Class 2                25.95%         N/A             13.39%
--------------------------------------------------------------------------------------------------------------
                                          Class 3                25.95%         N/A             36.16%
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Blended Benchmark Index(7)*               Class 1                11.41%        0.16%             7.05%
--------------------------------------------------------------------------------------------------------------
                                          Class 2                11.41%         N/A              1.43%
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                                          Class 3                11.41%         N/A             16.66%
--------------------------------------------------------------------------------------------------------------
New Blended Benchmark Index(8)* Class 1                          12.70%        1.13%             7.33%
--------------------------------------------------------------------------------------------------------------
                                Class 2                          12.70%         N/A              1.96%
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                                Class 3                          12.70%         N/A             17.46%
--------------------------------------------------------------------------------------------------------------

*    Index inception return is from the month end following the inception date.

1 Effective December 14, 2005, the Portfolio has selected the Russell 3000(R) Index as the primary benchmark for performance comparisons. The change from the S&P 500(R) Index to the Russell 3000(R) Index and the primary benchmark was made because the Russell 3000(R) Index is more representative of the Portfolio's investment strategy. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. Companies based on total market capitalization, which represents approximately 98% of the investable U.S.- equity market.

2 The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

3 The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged, market capitalization weighted composite of securities in 19 developed markets. During 1997 the MSCI EAFE Index performance was only available on a monthly basis.

4 The Lehman Brothers U.S. Aggregate Index provides a broad view of performance of the U.S. fixed income market.

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5    The JP Morgan Developed High Yield Index is designed to mirror the investable universe of the US dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed market issues.

6 The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index(SM) measures the performance of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific basin. The MSCI Emerging Markets Free Index(SM) excludes closed markets and those share in otherwise free markets with are not purchasable by foreigners.

7 The Blended Benchmark Index consists of 60% S&P 500(R)Index, 20% Lehman Brothers U.S. Aggregate Index, and 20% MSCI EAFE Index. The Blended Benchmark Index data given is based on information available as of April 30, 1997.

8 Effective December 14, 2005, the Portfolio has selected the new Blended Benchmark Index for performance comparisons. The change to the new Blended Benchmark Index was made because the new Blended Benchmark Index is more representative of the Portfolio's enhanced investment strategy. The New Blended Benchmark Index consists of 60% Russell 3000(R) Index, 15% MSCI EAFE Index, 15% Lehman Brothers U.S. Aggregate Index, 5% JP Morgan Developed High Yield Index, and 5% MSCI Emerging Markets Free Index(SM.) The Blended Benchmark Index data given is based on information available as of July 31, 2001.

9 Inception date for Class 1 shares is April 15, 1997. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares November 11, 2002

Date:  January 18, 2006

Class 1, ver. 1; Class 1, ver. 2; Class 2, ver. 3; Class 3, ver. 4; and Combined Master